CONCENTRATIONS OF CREDIT AND SALES RISK (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2018
Concentration Risk [Line Items]
Damaged goods	$ 236,000					$ 2,300,000	$ 1,700,000
Total net sales		$ 21,244,306	$ 16,972,603	$ 44,678,929	$ 42,309,825	$ 45,802,574	$ 38,500,570
Republic of China [Member]
Concentration Risk [Line Items]
Debt description								the U.S. government-imposed tariffs of up to 25% on certain goods imported from China. All of our products are manufactured and imported from China however, only our microphones are currently subject to a 7.5% tariff currently in place.
koncepts International Limited [Member]
Concentration Risk [Line Items]
Equity method investment, ownership percentage						49.00%
Treasure Green Holdings Ltd [Member]
Concentration Risk [Line Items]
Equity method investment, ownership percentage						2.00%
Koncepts International Limited and Treasure Green [Member]
Concentration Risk [Line Items]
Equity method investment, ownership percentage						51.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Four Customers [Member]
Concentration Risk [Line Items]
Concentration of sales risk, percentage				75.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Four Customers [Member] | North America [Member]
Concentration Risk [Line Items]
Concentration of sales risk, percentage						70.00%	82.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Three Customers [Member]
Concentration Risk [Line Items]
Concentration of sales risk, percentage						70.00%
Revenue Benchmark [Member] | Macau Subsidiary [Member]
Concentration Risk [Line Items]
Total net sales						$ 4,100,000	$ 5,100,000
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Three Customers [Member]
Concentration Risk [Line Items]
Concentration of sales risk, percentage						69.00%	64.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration of sales risk, percentage		25.00%	22.00%	37.00%	34.00%	36.00%	41.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration of sales risk, percentage		24.00%	22.00%	19.00%	19.00%	20.00%	13.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration of sales risk, percentage		17.00%	19.00%	16.00%	13.00%	13.00%	10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Four [Member]
Concentration Risk [Line Items]
Concentration of sales risk, percentage		17.00%	12.00%	11.00%	13.00%	12.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Five [Member]
Concentration Risk [Line Items]
Concentration of sales risk, percentage		10.00%	12.00%
Purchases [Member] | Customer Concentration Risk [Member] | Republic of China [Member]
Concentration Risk [Line Items]
Concentration of sales risk, percentage						100.00%	100.00%